STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund

November 30, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 1.2%
U.S. Treasury Securities - 1.2%
U.S. Treasury Notes	1.88	8/31/2024	2,500,000		2,437,589
U.S. Treasury Notes	2.25	10/31/2024	2,500,000		2,433,897
Total Bonds and Notes (cost $4,857,617)			4,871,486

Long-Term Municipal Investments - 97.9%
Alabama - 2.9%
Black Belt Energy Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2024	3,000,000		2,997,883
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	5,000,000	[a]	4,971,308
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2026	450,000		452,219
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	12/1/2025	420,000		421,631
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2024	275,000		275,328
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	12/1/2024	325,000		325,805
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2025	300,000		300,994
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1	5.00	8/1/2025	1,500,000		1,521,717
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1	5.00	8/1/2024	1,000,000		1,005,619
				12,272,504
Arizona - 4.0%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2024	870,000		872,485
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp.)	5.00	6/3/2024	7,000,000	[a]	7,021,391

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Arizona - 4.0% (continued)
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A1	5.00	5/15/2026	2,750,000	[a]	2,855,192
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group) Ser. D	5.00	5/15/2026	3,000,000	[a]	3,118,337
The Yavapai County Industrial Development Authority, Revenue Bonds (Waste Management Project) Ser. A2	2.20	6/3/2024	3,350,000	[a]	3,315,426
				17,182,831
Arkansas - .2%
Arkansas Development Finance Authority, Revenue Bonds (Arkansas Division of Emergency Management Project)	4.00	6/1/2029	1,000,000		1,022,325
California - 4.7%
California Infrastructure & Economic Development Bank, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. B	4.00	11/1/2025	1,025,000		1,032,698
California Infrastructure & Economic Development Bank, Revenue Bonds, Ser. A	3.65	1/31/2024	6,500,000	[a,b]	6,483,374
California Public Finance Authority, Revenue Bonds (ENSO Village Project) Ser. B3	2.13	11/15/2027	3,000,000	[b]	2,859,797
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)	2.38	11/15/2028	1,000,000	[b]	942,755
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2025	500,000		507,881
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2024	700,000		705,477
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2026	600,000		617,211
Vernon Electric System, Revenue Bonds, Ser. A	5.00	10/1/2024	1,250,000		1,262,410
Western Placer Unified School District, BAN	2.00	6/1/2025	5,000,000		4,825,817
Western Placer Unified School District, BAN	2.00	6/1/2025	1,000,000		967,958
				20,205,378

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Colorado - 1.8%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. B	5.00	8/17/2026	2,805,000	[a] 2,935,008
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association Collateral) Ser. K	3.88	5/1/2050	1,800,000	1,781,673
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Government National Mortgage Association) Ser. B	3.00	5/1/2051	2,045,000	1,975,760
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	1,275,000	1,258,376
				7,950,817
Connecticut - .9%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2024	340,000	341,929
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2026	200,000	206,441
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2025	600,000	599,105
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2024	650,000	649,161
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	4.00	11/15/2045	2,260,000	2,243,046
				4,039,682
District of Columbia - 4.6%
District of Columbia Water & Sewer Authority, Revenue Bonds, Ser. C	1.75	10/1/2024	18,500,000	[a] 18,144,602
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2025	1,500,000	1,535,893
				19,680,495

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Florida - 3.8%
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	5.00	12/1/2024	1,900,000		1,926,366
Broward County Port Facilities, Revenue Bonds, Ser. B	5.00	9/1/2025	1,875,000		1,920,666
Broward County School District, COP, Ser. A	5.00	7/1/2025	5,660,000		5,830,364
Florida Insurance Assistance Interlocal Agency, Revenue Bonds, Refunding, Ser. A1	5.00	9/1/2027	2,500,000		2,621,642
Palm Beach County Housing Finance Authority, Revenue Bonds (Lakeside Commons)	5.00	4/1/2025	4,060,000	[a]	4,110,936
				16,409,974
Georgia - 1.0%
Main Street Natural Gas, Revenue Bonds, Ser. B	4.00	12/2/2024	2,600,000	[a]	2,594,642
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	12/1/2025	1,000,000		995,732
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	12/1/2024	700,000		697,691
				4,288,065
Illinois - 5.3%
Chicago II, GO, Refunding, Ser. A	3.00	1/1/2024	850,000		849,263
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2024	500,000		500,300
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	2,000,000		2,025,394
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2027	2,050,000		2,154,127
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2026	1,025,000		1,059,200
Illinois Finance Authority, Revenue Bonds	5.00	1/1/2026	1,000,000		1,040,918
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B1	5.00	11/15/2024	2,750,000	[a]	2,759,326
Illinois Housing Development Authority, Revenue Bonds (Ogden Commons)	4.00	7/1/2025	2,315,000	[a]	2,316,780
Illinois Housing Development Authority, Revenue Bonds (South Shore) (Insured; Federal Housing Administration)	4.00	6/1/2025	1,000,000	[a]	1,001,586

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Illinois - 5.3% (continued)
Illinois Housing Development Authority, Revenue Bonds, Refunding (Insured; GNMA,FNMA,FHLMC) Ser. A2	3.15	8/1/2024	1,185,000		1,178,118
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2033	2,500,000		2,502,366
Springfield IL Electric, Revenue Bonds, Refunding	5.00	3/1/2027	5,200,000		5,278,393
				22,665,771
Indiana - 2.3%
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1	5.00	7/1/2028	1,000,000	[a]	1,073,523
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. B	0.95	4/1/2026	3,300,000	[a]	2,993,554
Indiana Finance Authority, Revenue Bonds, Ser. D	5.00	8/1/2031	5,000,000		5,254,923
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	11/1/2025	690,000		701,690
				10,023,690
Iowa - 3.3%
Iowa Finance Authority, Revenue Bonds (Green Bond) (Gevo NW Iowa RNG) (LOC; Citibank NA)	1.50	4/1/2024	3,000,000	[a]	2,969,951
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2025	570,000		581,515
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2024	540,000		544,616
PEFA, Revenue Bonds (Gas Project)	5.00	9/1/2026	10,000,000	[a]	10,146,625
				14,242,707
Kentucky - 1.3%
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	2,500,000	[a]	2,481,954
Rural Water Financing Agency, Revenue Bonds (Public Construction Project) Ser. A	3.90	11/1/2025	3,250,000		3,249,937
				5,731,891

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Louisiana - .8%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Louisiana Insurance Guaranty Association)	5.00	8/15/2025	3,150,000	3,239,701
Maine - .9%
Maine Housing Authority, Revenue Bonds, Ser. C	4.00	11/15/2050	1,945,000	1,930,351
Maine Housing Authority, Revenue Bonds, Ser. F	4.25	11/15/2048	2,150,000	2,144,147
				4,074,498
Maryland - .5%
Maryland Stadium Authority, Revenue Bonds (Football Stadium) Ser. A	5.00	3/1/2026	2,000,000	2,084,099
Massachusetts - 2.3%
Massachusetts, Revenue Bonds (Sustainable Bond) Ser. A	3.68	7/15/2026	10,000,000	9,688,954
Michigan - 1.5%
Michigan Strategic Fund, Revenue Bonds (Consumers Energy Co.)	1.80	10/1/2024	6,650,000	[a] 6,522,811
Minnesota - .2%
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.50	7/1/2050	985,000	965,937
Missouri - 1.3%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2025	650,000	664,056
Jackson County, Revenue Bonds (RIRR Right of Way Project)	4.00	12/1/2026	1,345,000	1,368,823
Missouri Board of Public Buildings, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2026	2,000,000	2,001,536
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.50	11/1/2050	1,565,000	1,534,132
				5,568,547
Nebraska - 1.4%
Nebraska Investment Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	9/1/2045	3,840,000	3,695,356

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Nebraska - 1.4% (continued)
Nebraska Investment Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. E	3.75	9/1/2049	2,260,000		2,227,204
				5,922,560
Nevada - 1.2%
Clark County, GO, Refunding, Ser. B	5.00	11/1/2028	5,000,000		5,289,634
New Hampshire - 1.4%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A3	2.15	7/1/2024	4,000,000	[a]	3,951,164
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A4	2.15	7/1/2024	2,000,000	[a]	1,975,582
				5,926,746
New Jersey - 1.9%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. GGG	5.25	9/1/2024	5,000,000	[b]	5,067,227
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds (Sustainable Bond) Ser. H	3.00	10/1/2052	3,080,000		2,944,989
				8,012,216
New Mexico - .5%
New Mexico Mortgage Finance Authority, Revenue Bonds (Sante Fe Apartments)	5.00	6/1/2025	2,100,000	[a]	2,120,775
New York - 12.3%
Long Island Power Authority, Revenue Bonds, Ser. B	1.65	9/1/2024	7,000,000	[a]	6,889,386
New York City, GO, Refunding, Ser. F1	5.00	8/1/2026	2,000,000		2,113,877
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. D2	0.70	11/1/2024	2,000,000	[a]	1,930,095
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. F2	0.60	7/1/2025	1,965,000	[a]	1,847,531
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	3.25	6/15/2045	3,200,000	[c]	3,200,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
New York - 12.3% (continued)
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; SONYMA) Ser. M2	0.75	11/1/2025	5,000,000		4,622,533
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. E	0.85	11/1/2024	415,000		402,825
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. E	0.95	5/1/2025	1,000,000		947,917
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. P	1.60	11/1/2024	3,895,000		3,809,946
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 186	3.95	4/1/2025	2,435,000		2,435,028
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 191	3.00	10/1/2024	1,000,000		993,290
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2024	1,000,000		1,009,498
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2025	2,260,000		2,324,508
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A2	2.00	5/15/2024	16,875,000	[a]	16,714,912
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B2	5.00	5/15/2026	3,500,000	[a]	3,629,709
				52,871,055
Ohio - 3.1%
American Municipal Power, Revenue Bonds, Refunding (Combined Hydroelectric) Ser. A2	1.00	8/15/2024	2,000,000	[a]	1,958,812
Lancaster Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2025	9,760,000	[a]	9,855,256
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.25	3/1/2050	1,580,000		1,539,483
				13,353,551
Oklahoma - 1.1%
Tulsa County Independent School District No. 1, GO, Ser. B	2.00	8/1/2024	5,000,000		4,943,954

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Oregon - 1.2%
Oregon Business Development Commission, Revenue Bonds (Intel Corp. Project) Ser. 232	3.80	6/15/2028	3,000,000	[a]	3,033,032
Oregon Housing & Community Services Department, Revenue Bonds, Ser. D	4.75	1/1/2050	2,080,000		2,093,639
				5,126,671
Pennsylvania - 2.5%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2026	1,660,000		1,719,573
Pennsylvania Economic Development Financing Authority, Revenue Bonds (System of Higher Education)	0.74	6/15/2024	4,000,000		3,903,503
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	1.75	8/1/2024	5,000,000	[a]	4,933,249
				10,556,325
Rhode Island - 3.1%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence Public Building Authority) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/15/2027	9,915,000		10,136,965
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.00	10/1/2050	1,465,000		1,415,754
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.50	10/1/2050	1,790,000		1,758,628
				13,311,347
South Carolina - 2.1%
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	3.25	1/1/2052	2,625,000		2,559,085
South Carolina Ports Authority, Revenue Bonds	5.25	7/1/2025	1,445,000	[d]	1,479,654
South Carolina Ports Authority, Revenue Bonds	5.25	7/1/2025	5,000,000	[d]	5,119,911
				9,158,650
Texas - 16.2%
Alamo Heights Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	3.00	2/1/2026	2,500,000	[a]	2,485,091

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Texas - 16.2% (continued)
Aldine Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2032	3,000,000		3,008,457
Austin Affordable Public Facility Corp., Revenue Bonds (Bridge at Turtle Creek)	0.42	12/1/2023	3,350,000	[a]	3,350,000
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2027	1,250,000		1,353,024
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2026	1,250,000		1,324,833
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2026	2,085,000		2,167,783
Dallas Housing Finance Corp., Revenue Bonds (Ash Creek Housing) (Insured; Federal Housing Administration)	5.00	12/1/2025	1,750,000	[a]	1,792,765
Dallas Waterworks & Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2029	2,500,000		2,627,955
Denton County, GO, Refunding	4.00	7/15/2032	3,700,000		3,714,497
El Paso Housing Finance Corp., Revenue Bonds (Columbia Apartments Project)	4.50	3/1/2025	2,000,000	[a]	2,012,702
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	0.72	8/1/2026	1,680,000	[a]	1,569,222
Housing Options, Revenue Bonds (Estelle Village Apartments)	3.90	2/1/2025	3,150,000	[a]	3,144,627
Houston Housing Finance Corp., Revenue Bonds (Summerdale Apartments)	5.00	8/1/2026	2,500,000	[a]	2,562,574
Hutto Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. 2015	2.00	8/1/2025	2,000,000	[a]	1,947,176
Lone Star College System, GO, Refunding	5.00	2/15/2027	3,750,000		3,904,771
Pasadena Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	1.50	8/15/2024	4,000,000	[a]	3,939,823
Permanent University Fund - University of Texas System, Revenue Bonds, Refunding, Ser. B	3.50	7/1/2027	9,740,000		9,781,232

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Texas - 16.2% (continued)
Prosper Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	3.00	8/15/2025	5,805,000	[a]	5,743,374
Rankin Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2028	2,555,000		2,656,581
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding	1.75	12/1/2025	2,500,000	[a]	2,390,775
San Antonio Water System, Revenue Bonds, Ser. 2013-F	1.00	11/1/2026	1,275,000	[a]	1,147,177
Texas A&M University, Revenue Bonds, Refunding, Ser. E	5.00	5/15/2028	1,710,000		1,828,229
Ysleta Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2025	5,000,000	[d]	5,163,658
				69,616,326
U.S. Related - .3%
Puerto Rico, Notes	0.01	11/1/2051	1,665,535	[c]	874,406
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Ser. A	5.00	7/1/2062	271,068		268,357
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Ser. B	0.00	7/1/2032	176,158	[e]	114,269
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Ser. C	5.00	7/1/2053	301,333	[f]	195,112
				1,452,144
Virginia - 1.4%
Greater Richmond Convention Center Authority, Revenue Bonds, Refunding	5.00	6/15/2025	1,250,000	[d]	1,284,669
Halifax County Industrial Development Authority, Revenue Bonds (Virginia Electric & Power Co.)	1.65	5/31/2024	1,750,000	[a]	1,725,406
Louisa Industrial Development Authority, Revenue Bonds (Virginia Electric & Power Co.)	1.65	5/31/2024	3,000,000	[a]	2,957,839
				5,967,914
Washington - 2.6%
Benton County School District No. 17, GO (Insured; School Bond Guaranty)	5.00	12/1/2031	1,100,000		1,126,767
King County Housing Authority, Revenue Bonds, Refunding	3.00	10/1/2025	150,000		148,707
King County Housing Authority, Revenue Bonds, Refunding	3.00	10/1/2024	100,000		99,610

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Washington - 2.6% (continued)
King County Housing Authority, Revenue Bonds, Refunding	4.00	10/1/2026	150,000		152,100
Port of Seattle, Revenue Bonds, Refunding	5.00	8/1/2026	4,600,000		4,767,293
Seattle Housing Authority, Revenue Bonds (LAM BOW Apartments Project)	1.25	6/1/2024	1,500,000		1,482,165
Spokane County School District No. 356, GO (Insured; School Bond Guaranty)	5.00	12/1/2031	2,500,000		2,559,001
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	12/1/2025	275,000	[b]	282,466
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	12/1/2024	200,000	[b]	203,069
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	12/1/2023	250,000	[b]	250,000
				11,071,178
Wisconsin - 2.0%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group)	5.00	6/24/2026	1,200,000	[a]	1,248,106
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group) Ser. B2	5.00	6/24/2026	1,000,000	[a]	1,040,089
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. B5	5.00	12/3/2024	4,245,000	[a]	4,301,375
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Refunding, Ser. B	0.50	11/1/2024	2,000,000	[a]	1,924,192
				8,513,762
Total Long-Term Municipal Investments (cost $430,953,900)			421,075,485
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - .9%
U.S. Government Securities
U.S. Treasury Bills (cost $4,007,865)	5.48	5/2/2024	4,100,000	[g]	4,010,139
Total Investments (cost $439,819,382)			100.0%	429,957,110

Cash and Receivables (Net)	0.0%	147,820
Net Assets	100.0%	430,104,930

GO—General Obligation

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, these securities were valued at $16,088,688 or 3.74% of net assets.

c The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

g Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of November 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	421,075,485	-	421,075,485
U.S. Treasury Securities	-	8,881,625	-	8,881,625

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2023, accumulated net unrealized depreciation on investments was $9,862,272, consisting of $649,565 gross unrealized appreciation and $10,511,837 gross unrealized depreciation.

At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.